Note 10 - Commitments and Contingencies (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($) ft²	Dec. 31, 2016 USD ($) ft²	Jul. 31, 2009 USD ($)
Maryland [Member]
Letters of Credit Outstanding, Amount			$ 50,000
Office and Warehouse Facilities in Gaithersburg, Maryland Leases [Member]
Operating Leases of Lessee, Number of Operating Leases	2	2
Operating Leases, Monthly Rent Expense	$ 18,000
Operating Leases, Area | ft²	12,000	12,000
Commercial Operation Facility in Nashville, Tennessee [Member]
Operating Leases, Monthly Rent Expense	$ 4,000	$ 4,000
Operating Leases, Area | ft²	2,100	2,100
Facility in Durham, North Carolina [Member]
Operating Leases of Lessee, Number of Operating Leases		1
Operating Leases, Monthly Rent Expense	$ 22,000	$ 21,000
Operating Leases, Area | ft²	16,300	16,300
Sublease of Facility in Durham, North Carolina [Member]
Operating Leases, Sublease Rental Monthly Payments	$ 14,000	$ 14,000